Loan Payables - Schedule of Short-Term Bank Loans (Details) - China Construction Bank [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Short-Term Bank Loans [Line Items]
Maturity	December, 2024
Interest rate	4.15%
Collateral/ earnings	Xuezheng Chen
Loan amount	$ 198,219
Maturity	January, 2024
Interest rate	4.15%
Collateral/ earnings	Xuezheng Chen
Loan amount		$ 139,280